Deferred Revenues (Tables)	12 Months Ended
Dec. 31, 2025
Deferred Revenues [Abstract]
Schedule of Deferred Revenues
	December 31,
	2025	2024

Advanced payments from customers	2,398	1,529
Service contracts	650	617
Other	367	150
Total	3,415	2,296
Less- long term deferred revenue related to service contract	(286)	(293)
	$3,129	$2,003